UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, May 12, 2006

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                ---------------

Form 13F Information Table Entry Total:                    39
                                                ---------------

Form 13F Information Table Value Total:              $176,786
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----


ALTUS PHARMACEUTICALS INC      COM    02216N105      1,442    65,733    SH         OTHER           1          0       65,733    0
AMEDISYS INC                   COM    023436108     10,429   300,104    SH         OTHER           1          0      300,104    0
AMERICAN RETIREMENT CORP       COM    028913101      4,304   168,000    SH         OTHER           1          0      168,000    0
AMGEN INC                      COM    031162100     14,397   197,900    SH         OTHER           1          0      197,900    0
ANTIGENICS INC DEL             COM    037032109        232    84,640    SH         OTHER           1          0       84,640    0
AXONYX INC                     COM    05461R101      2,072 1,786,600    SH         OTHER           1          0    1,786,600    0
BIOMARIN PHARMACEUTICAL INC    COM    09061G101     11,591   863,674    SH         OTHER           1          0      863,674    0
CAREMARK RX                    COM    141705103      6,066   123,337    SH         OTHER           1          0      123,337    0
CARRIAGE SVCS INC              COM    143905107      1,451   302,300    SH         OTHER           1          0      302,300    0
CELL THERAPEUTICS INC          COM    150934107        313   164,000    SH         OTHER           1          0      164,000    0
COMMUNITY HEALTH SYSTEMS
INC NEW                        COM    203668108      5,549   153,500    SH         OTHER           1          0      153,500    0
CRITICAL THERAPEUTICS INC      COM    22674T105        250    49,100    SH         OTHER           1          0       49,100    0
DIALYSIS CORP OF AMERICA       COM    252529102      1,453   109,500    SH         OTHER           1          0      109,500    0
EMERGENCY MEDICAL SERVICES
CORP                           CL A   29100P102     13,962 1,074,000    SH         OTHER           1          0    1,074,000    0
EMISPHERE TECHNOLOGIES INC     COM    291345106      1,644   200,000    SH         OTHER           1          0      200,000    0
ENCORE MED CORP                COM    29256E109      2,152   420,248    SH         OTHER           1          0      420,248    0
GENOMIC HEALTH INC             COM    37244C101      1,017    98,108    SH         OTHER           1          0       98,108    0
GENZYME CORP                   COM    372917104     14,581   216,911    SH         OTHER           1          0      216,911    0
HYTHIAM INC                    COM    44919F104        104    11,300    SH         OTHER           1          0       11,300    0
IMMTECH INTL INC               COM    452519101      1,311   169,190    SH         OTHER           1          0      169,190    0
INSPIRE PHARMACEUTICALS INC    COM    457733103      8,333 1,593,264    SH         OTHER           1          0    1,593,264    0
INTROGEN THERAPEUTICS INC      COM    46119F107      1,030   193,985    SH         OTHER           1          0      193,985    0
LIFEPOINT HOSPITALS INC        COM    53219L109     30,646   985,394    SH         OTHER           1          0      985,394    0
LINCARE HLDGS INC              COM    532791100      3,896   100,000    SH         OTHER           1          0      100,000    0
MARSHALL EDWARDS INC           COM    572322303        305    54,746    SH         OTHER           1          0       54,746    0
MEDIS TECHNOLOGIES LTD         COM    58500P107        138     5,921    SH         OTHER           1          0        5,921    0
MOMENTA PHARMACEUTICALS INC    COM    60877T100      1,437    73,100    SH         OTHER           1          0       73,100    0
NEOPHARM INC                   COM    640919106      1,568   187,590    SH         OTHER           1          0      187,590    0
NITROMED INC                   COM    654798503      1,860   221,381    SH         OTHER           1          0      221,381    0
NORTHFIELD LABS INC            COM    666135108      1,972   197,200    SH         OTHER           1          0      197,200    0
NOVEN PHARMACEUTICALS INC      COM    670009109      2,927   162,500    SH         OTHER           1          0      162,500    0
NXSTAGE MEDICAL INC            COM    67072V103        282    22,000    SH         OTHER           1          0       22,000    0
ORCHID CELLMARK INC            COM    68573C107        749   130,500    SH         OTHER           1          0      130,500    0
PENWEST PHARMACEUTICALS CO     COM    709754105      3,868   178,329    SH         OTHER           1          0      178,329    0
QLT INC.                       COM    746927102        646    84,000    SH         OTHER           1          0       84,000    0
RURAL / METRO CORP             COM    781748108      8,042 1,020,598    SH         OTHER           1          0    1,020,598    0
ST JUDE MEDICAL, INC           COM    790849103     10,599   258,500    SH         OTHER           1          0      258,500    0
VALERA PHARMACEUTICALS INC     COM    91914F100      4,105   404,410    SH         OTHER           1          0      404,410    0
VASOGEN INC                    COM    92232F103         64    30,380    SH         OTHER           1          0       30,380    0









